COMMITMENTS AND CONTINGENCIES - COMMITMENTS (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Annual debt maturities
Total	$ 62,967
Less than 1 year	3,255
2 years	9,262
3 years	2,389
4 years	4,571
5 years	5,963
Thereafter	37,527
Interest obligations
Total	30,236
Less than 1 year	2,459
2 years	2,279
3 years	2,103
4 years	2,022
5 years	1,883
Thereafter	19,490
Purchase of services, pipe and other materials, including transportation
Total	10,493
Less than 1 year	3,833
2 years	1,473
3 years	1,000
4 years	754
5 years	406
Thereafter	3,027
Operating leases
Total	1,079
Less than 1 year	132
2 years	134
3 years	100
4 years	98
5 years	93
Thereafter	522
Capital leases
Total	23
Less than 1 year	7
2 years	0
3 years	0
4 years	2
5 years	2
Thereafter	12
Maintenance agreements
Total	477
Less than 1 year	52
2 years	51
3 years	51
4 years	50
5 years	22
Thereafter	251
Land lease commitments
Total	651
Less than 1 year	21
2 years	21
3 years	21
4 years	21
5 years	22
Thereafter	545
Total
Total	105,926
Total Less than 1 year	9,759
Total 2 years	13,220
Total 3 years	5,664
Total 4 years	7,518
Total 5 years	8,391
Total thereafter	$ 61,374